DEPOSITS (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 242,042,465
2014	103,913,307
2015	44,663,544
2016	9,279,438
2017	5,555,249
Time Deposits	$ 405,454,003	$ 455,515,721